UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/28/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Growth Fund
February 28, 2014 (Unaudited)

Common Stocks--97.8%	Shares		Value ($)
Automobiles & Components--.8%
Gentex	75,713		2,375,117
Motorcar Parts of America	29,608	a	729,245
Tesla Motors	2,841	a,b	695,505
			3,799,867
Banks--1.7%
Bank of the Ozarks	44,481		2,820,985
BofI Holding	3,930	a	365,883
Boston Private Financial Holdings	12,207		159,179
PacWest Bancorp	17,680		767,312
Radian Group	55,676	b	865,762
Texas Capital Bancshares	56,747	a	3,572,224
			8,551,345
Capital Goods--9.9%
A.O. Smith	12,007		596,748
Acuity Brands	27,921		3,938,257
Aerovironment	7,005	a	218,836
Astronics	28,950	a	1,936,755
Barnes Group	75,576		2,905,897
Beacon Roofing Supply	100,231	a	3,787,729
Capstone Turbine	36,009	a	64,456
Chart Industries	21,257	a	1,776,235
CIRCOR International	7,801		558,240
Continental Building Products	45,387		887,316
Curtiss-Wright	11,783		803,129
DigitalGlobe	21,484	a	667,723
Donaldson	42,405		1,816,630
Dycom Industries	24,783	a	715,981
Encore Wire	3,434		179,564
Esterline Technologies	3,169	a	341,301
Exelis	36,539		746,492

Furmanite	50,461	a	597,458
GenCorp	23,751	a,b	442,481
Generac Holdings	18,478		1,052,692
Graham	4,194		145,826
Greenbrier Cos.	20,603	a	866,768
H&E Equipment Services	32,675	a	1,069,126
Hexcel	13,643	a	613,935
Hyster-Yale Materials Handling	7,576		764,721
ITT	16,993		745,993
Middleby	14,948	a	4,432,979
Mueller Water Products, Cl. A	46,573		449,429
NCI Building Systems	32,722	a	558,237
Orbital Sciences	29,501	a	838,418
Plug Power	93,320	a,b	435,804
Power Solutions International	12,755	a	945,146
PowerSecure International	61,643	a	1,401,145
Primoris Services	47,886		1,497,395
Proto Labs	69,036	a	5,377,905
RBC Bearings	35,082	a	2,254,019
Rush Enterprises, Cl. A	5,342	a	152,781
Sparton	3,652	a	118,325
Taser International	64,794	a	1,245,989
The KEYW Holding Corp.	65,684	a,b	1,202,017
Trex	7,930	a	620,285
			49,770,163
Commercial & Professional Services--4.8%
Acacia Research	7,499		114,960
Advisory Board	66,117	a	4,236,778
ARC Document Solutions	16,930	a	133,578
Barrett Business Services	2,051		143,570
Ceco Environmental	39,360		635,664
Corporate Executive Board	4,735		354,083
Franklin Covey	2,356	a	49,358
Healthcare Services Group	77,924		2,098,493
Huron Consulting Group	3,055	a	202,149
InnerWorkings	94,930	a	748,048
Interface	6,058		116,677

Korn/Ferry International	5,215	a	132,409
Mobile Mini	65,380		2,942,754
On Assignment	19,731	a	678,746
Ritchie Brothers Auctioneers	127,715	b	2,970,651
Rollins	105,430		3,148,140
Steelcase, Cl. A	8,387		124,715
Team	36,093	a	1,560,661
Tetra Tech	3,108	a	89,759
UniFirst	6,582		721,980
WageWorks	46,765	a	2,766,150
			23,969,323
Consumer Durables & Apparel--2.3%
Callaway Golf	176,667		1,487,536
Cavco Industries	2,251	a	176,591
Deckers Outdoor	9,670	a	718,965
Ethan Allen Interiors	4,220		106,049
G-III Apparel Group	18,001	a	1,250,889
Hanesbrands	7,939		581,770
Helen of Troy	10,143	a	662,439
Iconix Brand Group	2,342	a	94,242
iRobot	30,460	a	1,276,883
Kate Spade & Company	35,199	a	1,204,510
La-Z-Boy	21,055		537,745
Meritage Homes	12,829	a	618,486
Movado Group	15,507		610,511
Oxford Industries	13,925		1,089,771
Skechers USA, Cl. A	26,844	a	905,448
Universal Electronics	4,099	a	171,297
			11,493,132
Consumer Services--5.3%
Bob Evans Farms	3,583		185,384
Bravo Brio Restaurant Group	11,130	a	172,404
Bright Horizons Family Solutions	14,948		589,998
Capella Education	9,526		633,288
Century Casinos	11,982	a	81,358
Cheesecake Factory	54,197		2,575,442
Chuy's Holdings	79,945	a	3,182,610

Del Frisco's Restaurant Group	28,281	a	736,437
Denny's	13,496	a	91,773
Domino's Pizza	19,649		1,553,450
Fiesta Restaurant Group	33,346	a	1,674,970
Grand Canyon Education	137,094	a	6,498,255
Interval Leisure Group	25,536		694,324
ITT Educational Services	3,834	a	118,969
Jack in the Box	16,123	a	926,266
K12	58,195	a	1,316,953
Krispy Kreme Doughnuts	4,466	a	84,943
Life Time Fitness	4,462	a	210,606
LifeLock	91,289	a	1,817,564
Panera Bread, Cl. A	9,071	a	1,644,754
Red Robin Gourmet Burgers	10,383	a	809,147
Sonic	30,778	a	627,256
Sotheby's	13,574		638,114
Vail Resorts	1,231		86,564
			26,950,829
Diversified Financials--3.2%
Affiliated Managers Group	5,383	a	1,012,273
Evercore Partners, Cl. A	15,336		853,295
Financial Engines	87,011		4,916,992
Gamco Investors, Cl. A	1,047		81,729
GFI Group	18,088		72,533
Hercules Technology Growth Capital	8,376		131,838
HFF, Cl. A	23,056		735,486
ICG Group	51,601	a	1,049,048
Janus Capital Group	13,205		147,764
MarketAxess Holdings	45,765		2,701,966
Portfolio Recovery Associates	77,920	a	4,225,602
Regional Management	3,965	a	119,664
Virtus Investment Partners	515	a	95,357
			16,143,547
Energy--3.9%
Basic Energy Services	34,377	a	819,891
Bonanza Creek Energy	53,131	a	2,654,956
C&J Energy Services	34,224	a	884,690

Diamondback Energy	12,454	a	801,166
Dril-Quip	25,580	a	2,751,385
Geospace Technologies	2,591	a	198,912
Gulfport Energy	43,934	a	2,904,038
Matador Resources	39,482	a	957,833
Oasis Petroleum	14,551	a	633,987
Pacific Ethanol	66,932	a	914,960
PDC Energy	11,476	a	713,004
Resolute Energy	85,096	a	793,095
RigNet	13,524	a	646,718
Sanchez Energy	26,049	a	776,000
SM Energy	25,137		1,853,854
Stone Energy	21,449	a	770,877
Targa Resources	8,505		822,944
			19,898,310
Exchange-Traded Funds--.4%
iShares Russell 2000 ETF	16,150	b	1,897,948
Food & Staples Retailing--1.1%
Andersons	1		27
Chefs' Warehouse	2,037	a	47,360
Fresh Market	30,408	a	1,018,668
Rite Aid	75,204	a	495,594
Susser Holdings	10,658	a	645,662
United Natural Foods	43,035	a	3,114,873
			5,322,184
Food, Beverage & Tobacco--.9%
Boulder Brands	16,193	a	243,543
Hain Celestial Group	2,107	a	188,155
Inventure Foods	31,260	a	434,201
J&J Snack Foods	23,962		2,225,591
SunOpta	15,042	a	146,058
TreeHouse Foods	20,902	a	1,489,477
			4,727,025
Health Care Equipment & Services--12.9%
Abaxis	36,875	a	1,399,406
ABIOMED	130,227	a,b	3,671,099
Acadia Healthcare	49,490	a	2,446,786

Air Methods	13,697	a	739,912
athenahealth	23,635	a,b	4,582,117
Bio-Reference Labs	65,091	a,b	1,644,199
Cantel Medical	75,601		2,445,692
Cardiovascular Systems	24,407	a	854,245
Chemed	34,900	b	2,952,540
Cyberonics	10,436	a	714,553
DexCom	69,398	a	3,129,850
GenMark Diagnostics	32,442	a	404,227
Globus Medical, Cl. A	70,631	a	1,671,129
Haemonetics	34,426	a	1,255,860
HealthStream	10,019	a	288,748
Insulet	57,573	a	2,729,536
IPC The Hospitalist	66,966	a	3,437,364
Masimo	43,115	a	1,101,588
Medidata Solutions	113,867	a	7,298,875
MEDNAX	63,458	a	3,859,515
Merit Medical Systems	42,884	a	647,120
MWI Veterinary Supply	18,470	a	3,009,132
Neogen	108,675	a	4,707,801
Novadaq Technologies	104,942	a	2,140,817
NuVasive	4,488	a	164,934
Oxford Immunotec Global	9,984	b	222,144
Quality Systems	6,427		112,215
Quidel	7,058	a	197,765
Rockwell Medical	58,431	a	741,489
Spectranetics	64,751	a	1,939,940
STAAR Surgical	37,275	a	527,814
Team Health Holdings	31,301	a	1,409,171
Teleflex	1,373		140,032
Trinity Biotech, ADR	24,580		651,125
Unilife	193,061	a	893,872
West Pharmaceutical Services	16,767		764,240
			64,896,852
Household & Personal Products--.0%
Medifast	6,628	a	174,582
Insurance--.3%

eHealth	21,342	a	1,024,416
RLI	12,700		547,751
Stewart Information Services	4,327		160,012
			1,732,179
Materials--3.0%
Advanced Emissions Solutions	16,079	a	866,658
AK Steel Holding	92,199	a	572,556
Balchem	39,836		2,012,116
Boise Cascade	28,558	a	845,031
Clearwater Paper	14,991	a	957,175
Eagle Materials	7,910		699,244
Flotek Industries	44,970	a,b	1,144,487
Glatfelter	25,562		775,807
Globe Specialty Metals	8,752		173,902
H.B. Fuller	8,217		398,360
Haynes International	2,016		99,852
Headwaters	25,833	a	344,354
Kaiser Aluminum	2,115		149,298
KapStone Paper and Packaging	25,177	a	800,377
Marrone Bio Innovations	11,993	b	174,258
PolyOne	51,495		1,931,063
RTI International Metals	10,768	a	292,567
Sealed Air	12,441		423,492
Senomyx	21,686	a	215,993
Sensient Technologies	38,388		2,012,683
US Silica Holdings	12,347	b	404,982
			15,294,255
Media--1.7%
Carmike Cinemas	26,294	a	782,247
Cumulus Media, Cl. A	227,972	a	1,495,496
Live Nation	71,655	a	1,625,852
MDC Partners, Cl. A	85,392		1,920,465
New York Times, Cl. A	14,155		232,425
Nexstar Broadcasting Group, Cl. A	16,135		688,642
Rentrak	5,601	a	359,080
Scholastic	4,658		164,334
Sinclair Broadcast Group, Cl. A	22,486		666,035

World Wrestling Entertainment, Cl.
A	32,569		746,481
			8,681,057
Pharmaceuticals, Biotech & Life Sciences--10.2%
Acadia Pharmaceuticals	59,094	a,b	1,672,360
Aegerion Pharmaceuticals	6,491	a	355,447
Alkermes	19,339	a	941,229
Alnylam Pharmaceuticals	13,922	a	1,131,023
Anacor Pharmaceuticals	41,675	a	791,825
Aratana Therapeutics	40,891		955,623
BioDelivery Sciences International	87,464	a	819,538
Cambrex	8,375	a	168,086
Celldex Therapeutics	51,998	a	1,519,382
Cepheid	127,162	a	6,823,513
Charles River Laboratories
International	13,013	a	773,102
Chelsea Therapeutics International	120,740	a	689,425
Chimerix	34,473	b	689,460
Clovis Oncology	11,324	a	901,617
Dyax	20,845	a	201,571
Enanta Pharmaceuticals	20,226		745,126
Endocyte	41,073	a,b	540,931
Exact Sciences	37,499	a,b	504,362
Exelixis	109,626	a	773,960
Fluidigm	24,161	a	1,131,943
Foundation Medicine	14,039	b	500,210
Horizon Pharma	71,190	a	869,942
ICON	8,780	a	411,255
Insmed	36,314	a	726,643
Intercept Pharmaceuticals	2,548	a	1,045,954
InterMune	30,991	a	930,970
Keryx Biopharmaceuticals	79,676	a,b	1,278,800
Lannett Company	46,129	a	1,978,473
Myriad Genetics	5,837	a,b	211,358
Nektar Therapeutics	70,207	a	900,756
NewLink Genetics	21,648	a	956,842
Novavax	155,472	a	995,021

NPS Pharmaceuticals	62,647	a	2,191,392
OncoMed Pharmaceuticals	6,865	b	236,980
Pacira Pharmaceuticals	12,599	a	985,746
PAREXEL International	52,268	a	2,799,997
Prothena PLC	10,875	a	391,609
Puma Biotechnology	8,233	a	957,169
Questcor Pharmaceuticals	3,136		190,512
Receptos	21,395		992,407
Relypsa	20,267		799,736
Repligen	65,041	a	973,664
Salix Pharmaceuticals	3,962	a	427,579
Synageva BioPharma	7,727	a	886,055
Techne	49,223		4,372,972
TetraLogic Pharmaceuticals	36,604		318,089
TherapeuticsMD	110,502	a	759,149
XOMA	130,189	a	1,088,380
			51,307,183
Real Estate--.9%
Columbia Property Trust	30,640		813,186
FelCor Lodging Trust	85,678	c	746,255
Howard Hughes	14,659	a	2,023,382
NorthStar Realty Finance	55,165	c	855,609
			4,438,432
Retailing--3.5%
Ascena Retail Group	32,126	a	587,585
Bebe Stores	19,682		119,470
Core-Mark Holding Company	2,050		160,310
Finish Line, Cl. A	26,101		705,249
Five Below	40,610	a,b	1,565,109
Haverty Furniture	25,013		729,129
Hibbett Sports	34,372	a,b	1,970,547
HomeAway	19,438	a	891,621
LKQ	38,771	a	1,081,323
MarineMax	9,842	a	141,725
Monro Muffler Brake	60,646		3,618,747
Pool	3,435		200,810
Restoration Hardware Holdings	15,800	a	1,069,976

RetailMeNot	6,785		283,409
Shutterfly	23,730	a	1,294,709
Tile Shop Holdings	100,110	a,b	1,543,696
Tuesday Morning	26,680	a	417,275
Vitamin Shoppe	29,126	a	1,362,806
Zale	5,992	a	130,206
			17,873,702
Semiconductors & Semiconductor Equipment--4.3%
Advanced Energy Industries	47,942	a	1,315,528
Applied Micro Circuits	20,705	a	237,279
Atmel	102,745	a	828,125
Cabot Microelectronics	44,190	a	1,951,872
Canadian Solar	33,130	a	1,386,159
Ceva	8,653	a	156,446
Entegris	63,086	a	760,186
FormFactor	147,303	a	1,050,270
GT Advanced Technologies	107,898	a,b	1,546,179
Himax Technologies, ADR	59,673	b	824,084
Lattice Semiconductor	111,340	a	842,844
Monolithic Power Systems	21,183	a	759,199
ON Semiconductor	7,587	a	70,863
Power Integrations	44,880		2,653,754
Semtech	76,030	a	1,896,948
SunEdison	85,256	a	1,565,300
SunPower	25,832	a,b	855,814
Synaptics	17,632	a	1,146,785
Teradyne	50,235		1,018,766
Ultra Clean Holdings	57,927	a	762,319
Veeco Instruments	6,760	a	267,358
			21,896,078
Software & Services--18.9%
ACI Worldwide	3,732	a	224,032
Acxiom	53,074	a	1,975,945
Advent Software	2,420		74,294
Aspen Technology	17,377	a	815,850
Attunity	8,536	a	93,298
Benefitfocus	13,979	b	905,560

Bottomline Technologies	55,738	a	1,989,289
Callidus Software	86,083	a	1,061,404
Care.com	9,505		175,938
Cass Information Systems	27,344		1,421,888
ChannelAdvisor	57,927		2,628,728
Comverse	19,832	a	686,386
Concur Technologies	24,590	a	3,035,636
Constant Contact	32,439	a	894,344
Cornerstone OnDemand	12,296	a	717,840
CoStar Group	19,245	a	3,869,015
Cvent	13,737	b	539,589
DealerTrack Technologies	77,085	a	4,167,986
Demandware	50,531	a	3,795,384
Descartes Systems Group	11,051	a	157,808
Digital River	7,638	a	135,727
E2open	39,811	a	1,106,347
Ebix	51,990	b	844,837
Envestnet	49,508	a	2,071,415
EPAM Systems	14,466	a	606,559
FactSet Research Systems	7,678	b	808,417
FleetMatics Group	13,457	a	497,236
Gigamon	12,190		384,716
Global Eagle Entertainment	48,387	a	850,643
Glu Mobile	84,560	a,b	425,337
Gogo	31,544	b	657,692
Guidewire Software	7,563	a	405,452
Infoblox	30,578	a	705,740
Interactive Intelligence Group	41,393	a	3,296,124
Intralinks Holdings	65,985	a	766,086
j2 Global	2,332		119,865
Kofax	53,352	a	434,285
Liquidity Services	6,557	a	167,990
Manhattan Associates	26,854	a	1,017,498
MAXIMUS	99,117		4,736,801
Mentor Graphics	30,430		658,505
Monotype Imaging Holdings	4,727		134,436
NetSuite	21,267	a	2,447,619

NeuStar, Cl. A	4,782	a	171,291
NIC	76,530		1,487,743
Pegasystems	40,539		1,687,639
Points International	4,319	a	127,972
Proofpoint	52,100	a	2,159,545
Rally Software Development	10,185		202,579
Rocket Fuel	27,338		1,532,568
SciQuest	88,409	a	2,609,834
SeaChange International	51,284	a	541,046
Shutterstock	14,641	a	1,455,023
Spark Networks	14,921	a,b	89,824
Splunk	9,351	a	867,305
SPS Commerce	39,785	a	2,697,423
Stamps.com	7,188	a	252,874
Tableau Software, Cl. A	9,895		933,494
Textura	10,681	b	287,426
Trulia	15,280	a,b	457,789
Tyler Technologies	58,310	a	5,468,312
Ultimate Software Group	53,442	a	8,871,372
Unisys	21,551	a	737,475
Varonis Systems	4,200	a	184,800
VeriFone Systems	28,630	a	828,839
Verint Systems	53,201	a	2,490,338
VistaPrint	3,250	a	159,965
Web.com Group	29,050	a	1,058,873
WebMD Health	23,364	a	1,037,595
Wix.com	13,131	b	405,748
Xoom	32,968		924,093
Yelp	34,989	a	3,303,661
			95,541,987
Technology Hardware & Equipment--4.1%
Agilysys	5,551	a	80,601
Anixter International	8,261		883,514
ARRIS Group	22,184	a	636,681
Aruba Networks	21,052	a	431,777
Belden	10,852		782,755
CalAmp	25,354	a	812,342

Ciena	52,650	a	1,293,610
Cognex	48,771	a	1,836,716
Cray	14,718	a	510,567
Digi International	95,115	a	908,348
EchoStar, Cl. A	15,282	a	761,349
Electronics for Imaging	17,779	a	792,943
FEI	7,196		738,669
FLIR Systems	22,026		751,968
Infinera	17,067	a,b	141,997
InvenSense	44,230	a,b	891,235
Ituran Location and Control	1,664		36,641
National Instruments	101,737		2,947,321
Nimble Storage	13,144		631,043
ShoreTel	192,419	a	1,691,363
Sonus Networks	38,046	a	141,912
Stratasys	18,833	a,b	2,394,239
Ubiquiti Networks	16,524	a	816,451
			20,914,042
Telecommunication Services--.4%
Cogent Communications Group	4,543		174,179
inContact	14,070	a	126,911
RingCentral, Cl. A	68,059	b	1,473,478
			1,774,568
Transportation--3.3%
Aegean Marine Petroleum Network	56,122	b	568,516
Allegiant Travel	23,470		2,329,632
Avis Budget Group	18,278	a	858,883
Echo Global Logistics	132,413	a	2,108,015
Forward Air	23,430		1,013,582
Genesee & Wyoming, Cl. A	23,813	a	2,355,582
Heartland Express	37,215		758,442
JetBlue Airways	94,530	a	834,700
Marten Transport	70,797		1,379,833
Old Dominion Freight Line	26,263	a	1,398,242
Roadrunner Transportation Systems	55,335	a	1,300,926
Spirit Airlines	17,673	a	998,171
XPO Logistics	23,912	a	751,793

		16,656,317
Utilities--.0%
American States Water	4,849	145,615
Total Common Stocks
(cost $348,671,128)		493,850,522
Investment of Cash Collateral for
Securities Loaned--6.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $30,199,534)	30,199,534 [d]	30,199,534
Total Investments (cost $378,870,662)	103.8%	524,050,056
Liabilities, Less Cash and Receivables	(3.8%)	(19,299,064)
Net Assets	100.0%	504,750,992

ADR - American Depository Receipts
ETF - Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan. At February 28, 2014, the value of the fund's securities on loan was $28,228,743 and the value of the collateral held by the fund was $30,199,534.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At February 28, 2014, net unrealized appreciation on investments was $145,179,394 of which $148,492,488 related to appreciated investment securities and $3,313,094 related to depreciated investment securities. At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	18.9
Health Care Equipment & Services	12.9
Pharmaceuticals, Biotech & Life Sciences	10.2
Capital Goods	9.9
Money Market Investment	6.0
Consumer Services	5.3
Commercial & Professional Services	4.8
Semiconductors & Semiconductor Equipment	4.3

Technology Hardware & Equipment	4.1
Energy	3.9
Retailing	3.5
Transportation	3.3
Diversified Financials	3.2
Materials	3.0
Consumer Durables & Apparel	2.3
Banks	1.7
Media	1.7
Food & Staples Retailing	1.1
Food, Beverage & Tobacco	.9
Real Estate	.9
Automobiles & Components	.8
Exchange-Traded Funds	.4
Telecommunication Services	.4
Insurance	.3
Household & Personal Products	.0
Utilities	.0
103.8

† Based on net assets.

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	479,325,930	-	-	479,325,930
Equity Securities - Foreign Common Stocks+	12,626,644	-	-	12,626,644
Exchange-Traded Funds	1,897,948	-	-	1,897,948
Mutual Funds	30,199,534	-	-	30,199,534

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 24, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	April 24, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)